Significant Accounting Policies and Recent Accounting Pronouncements (Tables)	6 Months Ended
Jun. 30, 2025
Significant Accounting Policies and Recent Accounting Pronouncements [Abstract]
Revenue from Charterers	For the six-month periods ended June 30, 2025 and 2024, all of the Company’s revenue derived from lease contracts where the Company is the lessor. During the same periods, the Company’s major charterers that individually accounted for more than 10% of the Company’s revenue, were as follows:

	% of Company’s revenue during the six-month periods ended
Charterer	June 30, 2025	June 30, 2024
A	99%	100%